Other Intangible Assets, net and Goodwill - Goodwill Narrative (Details) $ in Thousands		3 Months Ended	7 Months Ended	12 Months Ended
	Nov. 06, 2020 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2021 USD ($) reporting_unit	Dec. 31, 2020 USD ($)	Dec. 22, 2021 USD ($)	Dec. 01, 2021 USD ($)	Aug. 03, 2021 USD ($)	Nov. 23, 2020 USD ($)	Oct. 26, 2020 USD ($)	Oct. 01, 2020 USD ($)	Feb. 28, 2020 USD ($)	Jan. 01, 2020 USD ($)	Dec. 31, 2019 USD ($)
Goodwill [Line Items]
Accumulated impairment loss				$ 0
Number of reporting units | reporting_unit				5
Goodwill				$ 7,904,863	$ 6,042,964									$ 1,328,045
Goodwill written off					9,129
Decrease to goodwill, purchase accounting adjustments				(1,945,786)	(4,501,894)
Academia & Government Group
Goodwill [Line Items]
Goodwill				2,862,625	1,077,555									719,140
Decrease to goodwill, purchase accounting adjustments				(1,785,994)	(357,808)
Buyer-specific synergy goodwill											$ 357,808
Life Sciences and Healthcare Group
Goodwill [Line Items]
Goodwill				1,177,263	1,045,181									190,778
Decrease to goodwill, purchase accounting adjustments				(132,770)	(854,403)
Buyer-specific synergy goodwill											355,204
IP Segment
Goodwill [Line Items]
Goodwill				3,864,975	3,920,228									$ 418,127
Goodwill written off					9,129
Decrease to goodwill, purchase accounting adjustments				(27,022)	$ (3,289,683)
Buyer-specific synergy goodwill											229,189
Patient Connect
Goodwill [Line Items]
Goodwill						$ (8,502)
ProQuest
Goodwill [Line Items]
Goodwill							$ 1,897,184
ProQuest | Life Science and Healthcare Group
Goodwill [Line Items]
Goodwill							$ 132,826
BioInfogate
Goodwill [Line Items]
Goodwill								$ (13,078)
Hanlim IPS
Goodwill [Line Items]
Goodwill									$ (2,861)
IncoPat
Goodwill [Line Items]
Goodwill										$ (40,610)
Decrease to goodwill, purchase accounting adjustments				136
CPA Global
Goodwill [Line Items]
Goodwill											3,986,246
Decrease to goodwill, purchase accounting adjustments				$ 26,886
Buyer-specific synergy goodwill											$ 942,201
Decision Resources Group
Goodwill [Line Items]
Goodwill												$ 499,199
Decrease to goodwill, purchase accounting adjustments		$ (314)	$ 1,804
DRG
Goodwill [Line Items]
Goodwill												$ (499,199)
Discontinued Operations, Disposed of by Sale | Brand Protection, AntiPiracy, and AntiFraud Solutions
Goodwill [Line Items]
Purchase price													$ 3,751
Discontinued Operations, Disposed of by Sale | Techstreet Business
Goodwill [Line Items]
Purchase price	$ 42,832
Goodwill written off	$ 9,129